Allison L. Pristash

60 State Street

Mail Stop BO7-19-4

Boston, MA 02109

Tel +1 617 357 1220

allison.pristash@blackrock.com

June 27, 2025

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

RE:	iShares Trust (the “Trust”)

Securities Act File No. 333-92935;

Investment Company Act File No. 811-09729

Commission Staff:

Pursuant to Rule 497(j) of the Securities Act of 1933, as amended, and on behalf of the Trust, please accept this letter as certification that the Prospectuses for the iShares 0-3 Month Treasury Bond ETF, iShares 10-20 Year Treasury Bond ETF, iShares 1-3 Year Treasury Bond ETF, iShares 20+ Year Treasury Bond ETF, iShares 25+ Year Treasury STRIPS Bond ETF, iShares 3-7 Year Treasury Bond ETF, iShares 7-10 Year Treasury Bond ETF, iShares Agency Bond ETF, iShares California Muni Bond ETF, iShares Core 10+ Year USD Bond ETF, iShares Core 5-10 Year USD Bond ETF, iShares Core U.S. Aggregate Bond ETF, iShares ESG Advanced Total USD Bond Market ETF, iShares ESG Aware U.S. Aggregate Bond ETF, iShares Government/Credit Bond ETF, iShares Intermediate Government/Credit Bond ETF, iShares MBS ETF, iShares National Muni Bond ETF, iShares New York Muni Bond ETF, iShares Short Treasury Bond ETF and iShares Short-Term National Muni Bond ETF and Statement of Additional Information for the following Trust funds, each dated June 27, 2025, do not differ from those contained in Post-Effective Amendment No. 2,831 to the Trust’s Registration Statement on Form N-1A, filed electronically on June 20, 2025:

iShares 0-3 Month Treasury Bond ETF

iShares 10+ Year Investment Grade Corporate Bond ETF

iShares 10-20 Year Treasury Bond ETF

iShares 1-3 Year Treasury Bond ETF

iShares 1-5 Year Investment Grade Corporate Bond ETF

iShares 20+ Year Treasury Bond ETF

iShares 25+ Year Treasury STRIPS Bond ETF

iShares 3-7 Year Treasury Bond ETF

iShares 5-10 Year Investment Grade Corporate Bond ETF

iShares 7-10 Year Treasury Bond ETF

iShares Agency Bond ETF

iShares BBB Rated Corporate Bond ETF

iShares Broad USD Investment Grade Corporate Bond ETF

iShares California Muni Bond ETF

iShares Core 10+ Year USD Bond ETF

iShares Core 5-10 Year USD Bond ETF

iShares Core U.S. Aggregate Bond ETF

iShares ESG Advanced Investment Grade Corporate Bond ETF

iShares ESG Advanced Total USD Bond Market ETF

iShares ESG Aware 1-5 Year USD Corporate Bond ETF

iShares ESG Aware U.S. Aggregate Bond ETF

iShares ESG Aware USD Corporate Bond ETF

iShares Government/Credit Bond ETF

iShares High Yield Systematic Bond ETF

iShares iBoxx $ High Yield Corporate Bond ETF

iShares iBoxx $ Investment Grade Corporate Bond ETF

iShares Intermediate Government/Credit Bond ETF

iShares Investment Grade Systematic Bond ETF

iShares MBS ETF

iShares National Muni Bond ETF

iShares New York Muni Bond ETF

iShares Short Treasury Bond ETF

iShares Short-Term National Muni Bond ETF

Yours truly,

/s/ Allison L. Pristash
Allison L. Pristash
Assistant Secretary